Servicing	12 Months Ended
Dec. 31, 2012
Servicing [Abstract]
Servicing

Note 5 - Servicing

Loans serviced for others are not included in the accompanying consolidated statement of financial condition. The unpaid principal balances of mortgage and other loans serviced for others were approximately $140,676,000 and $143,051,000 at December 31, 2012 and 2011, respectively.

The key economic assumptions used in determining the fair value of the mortgage servicing rights are as follows:

	December 31,
	2012	2011
Annual constant prepayment speed (CPR)	17.86%	17.52%
Weighted average life (in months)	246	246
Discount rate	8.11%	8.13%

The fair value of our mortgage servicing rights was estimated to be $1,046,000 and $1,089,000 at December 31, 2012 and December 31, 2011, respectively. At December 31, 2012 a valuation allowance of $19,000 was established against the mortgage servicing rights associated with our 20-year fixed-rate sold loan portfolio.

The following table summarizes mortgage servicing rights capitalized and amortized, along with the aggregate activity in related valuation allowances:

	December 31
	2012	2011

Balance - beginning of period:	$993	$960
Originated mortgage servicing rights capitalized	426	362
Amortization of mortgage servicing rights	(384)	(329)

Balance - end of period	1,035	993

Valuation allowances:
Balance - beginning of period	-	-
Additions	(19)	-
Reductions	-	-
Write-downs	-	-

Balance - end of period (net of allowances)	$1,016	$993